Capital Stock and Changes in Capital Accounts, textuals (Details) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended
	Jun. 22, 2021 USD ($) Vote $ / shares shares	Feb. 28, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) shares	Dec. 31, 2020 $ / shares shares
Class Of Stock [Line Items]
Cash dividends on preferred stock | $			$ 2,884	$ 2,884
Payments for Repurchase of Common Stock | $			15,136	11,999
Proceeds from issuance of stock, net of expenses | $			$ 264
Series D preferred stock
Class Of Stock [Line Items]
Stock Issued During Period Shares New Issues			400
Preferred Stock
Class Of Stock [Line Items]
Preferred Stock, Shares Authorized			25,000,000		25,000,000
Preferred Stock Par Or Stated Value Per Share | $ / shares			$ 0.01		$ 0.01
Preferred Stock | Series A Participating Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred Stock, Shares Authorized			1,000,000		1,000,000
Preferred Stock, Shares Issued			0		0
Preferred Stock, Shares Outstanding			0		0
Preferred Stock | Preferred Stock Series B
Class Of Stock [Line Items]
Preferred Stock, Shares Authorized			5,000,000		5,000,000
Preferred Stock Par Or Stated Value Per Share | $ / shares			$ 0.01		$ 0.01
Preferred Stock, Shares Issued			2,600,000		2,600,000
Preferred Stock, Shares Outstanding			2,600,000		2,600,000
Shares Issued Price Per Share | $ / shares			$ 25.00		$ 25.00
Preferred Stock Liquidation Preference Per Share | $ / shares			$ 25.00		$ 25.00
Preferred Stock Voting Rights			Holders of series B preferred shares have no voting rights other than the ability, subject to certain exceptions, to elect one director if dividends for six quarterly dividend periods (whether or not consecutive) are in arrears and certain other limited protective voting rights.
Preferred Stock Dividend Rate Percentage			8.875%
Preferred Stock Dividend Rate Per Dollar Amount | $ / shares			$ 2.21875
Cash dividends on preferred stock | $			$ 2,884	$ 2,884
Preferred Stock, Redemption Price Per Share | $ / shares			$ 25.00
Preferred Stock | Preferred Stock Series C
Class Of Stock [Line Items]
Preferred Stock, Shares Authorized			10,675		10,675
Preferred Stock Par Or Stated Value Per Share | $ / shares			$ 0.01		$ 0.01
Preferred Stock, Shares Issued			10,675		10,675
Preferred Stock, Shares Outstanding			10,675		10,675
Preferred Stock Voting Rights			. The Series C Preferred Stock votes with the common shares of the Company, and each share entitles the holder thereof to 1,000 votes on all matters submitted to a vote of the stockholders of the Company.
Preferred Stock | Series D preferred stock
Class Of Stock [Line Items]
Stock Issued During Period Shares New Issues	400
Preferred Stock Par Or Stated Value Per Share | $ / shares	$ 0.01
Preferred Stock Voting Rights	the Company held by the holder to be equal to the lesser of (i) 36% of the total number of votes entitled to vote on any matter put to shareholders of the Company and (ii) the sum of the holder’s aggregate voting power derived from securities other than the Series D Preferred Stock and 15% of the total number of votes entitled to be cast on matters put to shareholders of the Company.
Cash dividends on preferred stock | $	$ 0
Preferred Stock Designated to Class			400		400
Preferred Stock Number Of Voting Rights | Vote	100,000
Gross purchase price | $	$ 360
Proceeds from issuance of stock, net of expenses | $	$ 264
Common Stock
Class Of Stock [Line Items]
Stock repurchased and retired, shares		6,000,000	6,000,000	4,118,337
Treasury Stock Acquired, Average Cost Per Share | $ / shares		$ 2.50
Payments for Repurchase of Common Stock | $		$ 15,136